Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Of Income And Comprehensive Income [Abstract]
Net income	$ 941,206	$ 966,190	$ 758,795
Other comprehensive income (loss):
Shipboard Retirement Plan	(1,930)	2,697	(40)
Cash flow hedges:
Net unrealized gain (loss)	(123,015)	(161,214)	304,684
Amount realized and reclassified into earnings	(8,898)	(30,096)	36,795
Total other comprehensive income (loss)	(133,843)	(188,613)	341,439
Total comprehensive income	$ 807,363	$ 777,577	$ 1,100,234